LEASE (Tables)	6 Months Ended
Jun. 30, 2021
LEASE
Schedule of Right of use assets and lease liability
	June 30, 2021	December 31, 2020
		(Audited)

Right-of-use assets	$40,262	$-

Schedule of lease liability
	June 30, 2021	December 31, 2020
		(Audited)

Current portion	$25,163	$-
Non-current portion	12,889	-

Total lease liabilities	$38,052	$-